Sales (Schedule of Sales by Product and Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Sales to external customers	$ 257,187	$ 263,296
Silver-gold concentrates
Disclosure of geographical areas [line items]
Sales to external customers	183,197	180,151
Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	39,936	40,254
Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	33,686	48,831
Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	368	(5,940)
PERU
Disclosure of geographical areas [line items]
Sales to external customers	72,882	87,449
PERU | Silver-lead concentrates
Disclosure of geographical areas [line items]
Sales to external customers	39,936	40,254
PERU | Zinc concentrates
Disclosure of geographical areas [line items]
Sales to external customers	33,686	48,831
PERU | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	(740)	(1,636)
MEXICO
Disclosure of geographical areas [line items]
Sales to external customers	184,305	175,847
MEXICO | Silver-gold concentrates
Disclosure of geographical areas [line items]
Sales to external customers	183,197	180,151
MEXICO | Provisional pricing adjustments
Disclosure of geographical areas [line items]
Sales to external customers	$ 1,108	$ (4,304)